Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Dynamic Capital Appreciation Portfolio
September 30, 2025
VIPDCA-NPRT3-1125
1.808777.121
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 1.5%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (b)	760	1,776,074
Financials - 0.9%
Banks - 0.9%
NU Holdings Ltd/Cayman Islands Class A (b)	151,800	2,430,318
TOTAL BRAZIL		4,206,392
CANADA - 2.8%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd (United States)	31,000	990,760
Imperial Oil Ltd	2,400	217,616
		1,208,376
Financials - 2.2%
Capital Markets - 2.2%
Brookfield Corp Class A (United States)	91,629	6,283,917
Materials - 0.2%
Metals & Mining - 0.2%
Franco-Nevada Corp	2,200	489,684
TOTAL CANADA		7,981,977
CHINA - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	5,300	451,611
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Hesai Group ADR (b)	29,500	828,950
TOTAL CHINA		1,280,561
GERMANY - 0.3%
Information Technology - 0.3%
Software - 0.3%
SAP SE	2,900	776,525
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	75,514	1
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	20,200	528,616
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	3,290	814,049
NETHERLANDS - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASM International NV	1,400	839,587
ASML Holding NV	1,100	1,072,706
BE Semiconductor Industries NV	13,500	2,010,531

TOTAL NETHERLANDS		3,922,824
NORWAY - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Frontline PLC (d)	36,000	820,440
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	1,900	80,465
TAIWAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co Ltd	7,000	304,164
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,413	6,539,017

TOTAL TAIWAN		6,843,181
UNITED KINGDOM - 1.5%
Consumer Staples - 1.2%
Tobacco - 1.2%
British American Tobacco PLC	63,700	3,388,032
Financials - 0.3%
Capital Markets - 0.3%
3i Group PLC	14,400	793,771
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	5,700	207,081
TOTAL UNITED KINGDOM		4,388,884
UNITED STATES - 88.5%
Communication Services - 10.6%
Entertainment - 0.1%
ROBLOX Corp Class A (b)	2,300	318,596
Interactive Media & Services - 9.5%
Alphabet Inc Class A	40,623	9,875,451
Alphabet Inc Class C	23,960	5,835,458
Epic Games Inc (b)(c)(e)	156	114,119
Match Group Inc	10,300	363,796
Meta Platforms Inc Class A	13,800	10,134,444
Reddit Inc Class A (b)	5,000	1,149,950
		27,473,218
Media - 0.3%
New York Times Co/The Class A	16,600	952,840
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	8,200	1,962,916
TOTAL COMMUNICATION SERVICES		30,707,570

Consumer Discretionary - 7.9%
Broadline Retail - 5.7%
Amazon.com Inc (b)	75,560	16,590,709
Diversified Consumer Services - 0.3%
Service Corp International/US	10,000	832,200
Hotels, Restaurants & Leisure - 1.2%
Planet Fitness Inc Class A (b)	8,800	913,440
Sportradar Holding AG Class A (b)	27,200	731,680
Vail Resorts Inc (d)	3,600	538,452
Viking Holdings Ltd (b)	19,600	1,218,336
		3,401,908
Household Durables - 0.3%
DR Horton Inc	5,000	847,350
Specialty Retail - 0.4%
Lowe's Cos Inc	4,200	1,055,502
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (b)	1,800	150,390
TOTAL CONSUMER DISCRETIONARY		22,878,059

Consumer Staples - 1.6%
Beverages - 0.5%
Constellation Brands Inc Class A	7,300	983,091
Keurig Dr Pepper Inc	16,600	423,466
		1,406,557
Tobacco - 1.1%
Philip Morris International Inc	19,767	3,206,207
TOTAL CONSUMER STAPLES		4,612,764

Energy - 4.7%
Energy Equipment & Services - 0.7%
Archrock Inc	44,000	1,157,640
Kodiak Gas Services Inc	24,900	920,553
		2,078,193
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy Inc	12,200	2,866,756
Energy Transfer LP	93,700	1,607,892
Enterprise Products Partners LP	43,000	1,344,610
Exxon Mobil Corp	30,145	3,398,849
MPLX LP	12,323	615,534
Shell PLC ADR	23,400	1,673,802
		11,507,443
TOTAL ENERGY		13,585,636

Financials - 14.1%
Banks - 2.3%
Bank of America Corp	58,432	3,014,507
Wells Fargo & Co	44,745	3,750,526
		6,765,033
Capital Markets - 4.2%
Ares Capital Corp	26,918	549,396
Blackstone Secured Lending Fund	24,500	638,715
Blue Owl Capital Corp	118,907	1,518,442
Blue Owl Capital Inc Class A	120,300	2,036,679
Cboe Global Markets Inc	12,200	2,992,051
Intercontinental Exchange Inc	13,100	2,207,088
Jefferies Financial Group Inc	15,100	987,842
LPL Financial Holdings Inc	3,200	1,064,608
Raymond James Financial Inc	1,100	189,860
		12,184,681
Financial Services - 4.8%
Apollo Global Management Inc	33,500	4,464,545
Mastercard Inc Class A	6,100	3,469,741
Rocket Cos Inc Class A (d)	69,400	1,344,972
Visa Inc Class A	13,200	4,506,216
		13,785,474
Insurance - 2.8%
Arthur J Gallagher & Co	7,957	2,464,601
Chubb Ltd	7,100	2,003,975
Marsh & McLennan Cos Inc	7,900	1,592,087
Travelers Companies Inc/The	6,800	1,898,696
		7,959,359
TOTAL FINANCIALS		40,694,547

Health Care - 4.6%
Biotechnology - 0.1%
Adamas Pharmaceuticals Inc rights (b)(c)	47,000	470
Adamas Pharmaceuticals Inc rights (b)(c)	47,000	0
Beam Therapeutics Inc (b)	14,800	359,196
Krystal Biotech Inc (b)	800	141,224
		500,890
Health Care Providers & Services - 1.7%
Cigna Group/The	4,600	1,325,950
Humana Inc	4,700	1,222,799
UnitedHealth Group Inc	6,900	2,382,570
		4,931,319
Life Sciences Tools & Services - 1.2%
Bruker Corp	13,900	451,611
Thermo Fisher Scientific Inc	6,200	3,007,124
		3,458,735
Pharmaceuticals - 1.6%
Eli Lilly & Co	3,600	2,746,800
Royalty Pharma PLC Class A	50,800	1,792,224
		4,539,024
TOTAL HEALTH CARE		13,429,968

Industrials - 13.3%
Aerospace & Defense - 3.4%
Anduril Industries Inc Class B (c)(e)	200	8,176
Boeing Co (b)	30,300	6,539,649
GE Aerospace	9,300	2,797,626
Huntington Ingalls Industries Inc	1,300	374,283
		9,719,734
Construction & Engineering - 0.6%
EMCOR Group Inc	2,800	1,818,712
Electrical Equipment - 2.3%
GE Vernova Inc	8,575	5,272,768
Vertiv Holdings Co Class A	9,600	1,448,256
		6,721,024
Machinery - 4.0%
Allison Transmission Holdings Inc	39,700	3,369,736
Cummins Inc	2,100	886,977
PACCAR Inc	23,900	2,349,848
Westinghouse Air Brake Technologies Corp	23,900	4,791,233
		11,397,794
Professional Services - 3.0%
KBR Inc	17,185	812,678
Paycom Software Inc	16,566	3,448,047
Paylocity Holding Corp (b)	8,000	1,274,160
SS&C Technologies Holdings Inc	35,656	3,164,827
		8,699,712
Trading Companies & Distributors - 0.0%
Watsco Inc	300	121,290
TOTAL INDUSTRIALS		38,478,266

Information Technology - 26.8%
Communications Equipment - 0.8%
Arista Networks Inc	15,600	2,273,076
Electronic Equipment, Instruments & Components - 0.0%
Corning Inc	3,300	270,699
Semiconductors & Semiconductor Equipment - 12.4%
Advanced Micro Devices Inc (b)	1,800	291,222
Astera Labs Inc (b)	500	97,900
Broadcom Inc	23,137	7,633,128
First Solar Inc (b)	3,500	771,855
Marvell Technology Inc	19,900	1,672,993
NVIDIA Corp	135,970	25,369,283
		35,836,381
Software - 9.1%
AppLovin Corp Class A (b)	1,300	934,102
Asapp Inc warrants 8/28/2028 (b)(c)(e)	61,925	60,067
BitMine Immersion Technologies Inc (b)	10,100	524,493
Microsoft Corp	40,442	20,946,934
Nutanix Inc Class A (b)	4,200	312,438
OpenAI Global LLC rights (b)(c)(e)	159,000	329,130
Riot Platforms Inc (b)(d)	164,300	3,126,629
		26,233,793
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	37,960	9,665,755
Seagate Technology Holdings PLC	5,500	1,298,330
Western Digital Corp	16,500	1,980,990
		12,945,075
TOTAL INFORMATION TECHNOLOGY		77,559,024

Materials - 0.7%
Chemicals - 0.1%
Sherwin-Williams Co/The	1,200	415,512
Metals & Mining - 0.6%
Carpenter Technology Corp	5,000	1,227,700
Royal Gold Inc	1,500	300,870
		1,528,570
TOTAL MATERIALS		1,944,082

Real Estate - 2.3%
Health Care REITs - 1.0%
Ventas Inc	37,600	2,631,624
Real Estate Management & Development - 0.7%
CBRE Group Inc Class A (b)	10,200	1,607,112
Compass Inc Class A (b)	52,800	423,984
		2,031,096
Retail REITs - 0.6%
Simon Property Group Inc	9,900	1,857,933
TOTAL REAL ESTATE		6,520,653

Utilities - 1.9%
Electric Utilities - 1.8%
Exelon Corp	30,100	1,354,801
FirstEnergy Corp	23,700	1,085,934
NextEra Energy Inc	37,200	2,808,228
		5,248,963
Water Utilities - 0.1%
WaterBridge Infrastructure LLC Class A	10,000	252,200
TOTAL UTILITIES		5,501,163

TOTAL UNITED STATES		255,911,732
TOTAL COMMON STOCKS (Cost $208,340,903)		287,555,647

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(e)(f) (Cost $49,600)	49,600	48,508

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(e)	85	139,922
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(e)	15	24,692

TOTAL AUSTRALIA		164,614
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(e)	1,600	21,120
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(e)	5,300	11,077
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(e)	5,252	214,702
Anduril Industries Inc Series G (c)(e)	300	12,264
		226,966
Information Technology - 0.3%
IT Services - 0.2%
X.Ai Holdings Corp Series C (c)(e)	9,300	340,008
Software - 0.1%
Anthropic PBC Series F (c)(e)	1,100	155,067
Asapp Inc Series C (b)(c)(e)	17,672	27,568
Asapp Inc Series D (b)(c)(e)	107,931	139,231
		321,866
TOTAL INFORMATION TECHNOLOGY		661,874

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(e)	3,438	39,950
Illuminated Holdings Inc Series C3 (b)(c)(e)	4,298	49,943
Illuminated Holdings Inc Series C4 (b)(c)(e)	1,252	14,547
Illuminated Holdings Inc Series C5 (b)(c)(e)	2,617	30,410
		134,850
TOTAL UNITED STATES		1,055,887
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,538,528)		1,220,501

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(e)(f) (Cost $66,000)	66,000	81,398

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.21	797,907	798,066
Fidelity Securities Lending Cash Central Fund (g)(h)	4.19	3,118,926	3,119,238
TOTAL MONEY MARKET FUNDS (Cost $3,917,304)			3,917,304

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $213,912,335)	292,823,358
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(3,790,180)
NET ASSETS - 100.0%	289,033,178

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,861,899 or 0.6% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $377,554.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	20,417

Anduril Industries Inc Class B	6/16/2025	8,177

Anduril Industries Inc Series F	8/7/2024	114,161

Anduril Industries Inc Series G	4/17/2025	12,264

Anthropic PBC Series F	8/18/2025	155,064

Asapp Inc Series C	4/30/2021	116,584

Asapp Inc Series D	8/29/2023	416,777

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Australia Holdings Pty Ltd Series A	9/22/2023	90,666

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	16,000

ElevateBio LLC Series C	3/9/2021	22,234

Epic Games Inc	3/29/2021	138,060

Illuminated Holdings Inc 15%	6/14/2023	49,600

Illuminated Holdings Inc 15%	9/27/2023	66,000

Illuminated Holdings Inc Series C2	7/7/2020	85,950

Illuminated Holdings Inc Series C3	7/7/2020	128,940

Illuminated Holdings Inc Series C4	1/8/2021	45,072

Illuminated Holdings Inc Series C5	6/16/2021	113,054

OpenAI Global LLC rights	9/30/2024	159,000

X.Ai Holdings Corp Series C	11/22/2024	201,345

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	343,986	76,804,350	76,350,196	134,947	(74)	-	798,066	797,907	0.0%
Fidelity Securities Lending Cash Central Fund	1,309,587	33,012,323	31,202,672	49,026	-	-	3,119,238	3,118,926	0.0%
Total	1,653,573	109,816,673	107,552,868	183,973	(74)	-	3,917,304

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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